[Invesco Letter Head]
11 Greenway Plaza, Suite 1000
Houston, TX 77046
Invesco.com

March 3, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK No. 0001112996; File No. 333-252353
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Registrant”) that the Joint Information Statement/Prospectus and Statement of Additional Information  that would have been filed under Rule 497(b) of the 1933 Act would not have differed from the documents filed in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on February 26, 2021.
Please send copies of all correspondence with respect to this filing to the undersigned, or contact me at 212-652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel